Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Finance and Operating Leases
2025	$ 17,337
2026	17,045
2027	16,768
2028	4,761
2029	3,315
Thereafter	5,302
Coal
Long-term Purchase Commitment [Line Items]
2025	21,349
2026	14,321
2027	7,189
2028	0
2029	0
Thereafter	0
Nuclear Fuel
Long-term Purchase Commitment [Line Items]
2025	91,650
2026	50,010
2027	30,930
2028	38,280
2029	29,730
Thereafter	48,810
Gas Transportation
Long-term Purchase Commitment [Line Items]
2025	68,568
2026	72,032
2027	72,328
2028	93,565
2029	217,694
Thereafter	3,556,334
Maintenance Agreements
Long-term Purchase Commitment [Line Items]
Cancellation obligation	66,866
2025	96,851
2026	15,019
2027	2,508
2028	51,743
2029	56,014
Thereafter	223,583
Asset Retirement Obligations
Long-term Purchase Commitment [Line Items]
2025	56,811
2026	49,386
2027	43,935
2028	30,331
2029	42,380
Thereafter	$ 10,639,479
Scherer Unit No. 2
Long-term Purchase Commitment [Line Items]
Ownership interest (as a percent)	60.00%